Employee Benefit Plan (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Abstract]
Employer contributions	$ 12	$ 36	$ 110	$ 136